                           -------------------------
                             State Street Research
                           -------------------------
                                  EXCHANGE FUND
                           -------------------------

                           SEMIANNUAL REPORT
                           June 30, 2002

                           ------------------
                             WHAT'S INSIDE
                           ------------------

                           INVESTMENT UPDATE
                           About the Fund,
                           Economy and Markets

                           FUND INFORMATION
                           Facts and Figures

                           PLUS, COMPLETE PORTFOLIO HOLDINGS
                           AND FINANCIAL STATEMENTS

                                                    ---------------------------
                                                              DALBAR
                                                           MUTUAL FUND
                                                          SERVICE AWARD
                                                              2001
                                                    ---------------------------

                                                         For Excellence
                                                           in Service

[logo] STATE STREET RESEARCH

STATE STREET RESEARCH EXCHANGE FUND

-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

THE ECONOMY
o After positive economic growth of 5.0% in the first quarter, the economy subsided into a more sustainable rate of expansion by midyear.

o Capital goods spending rose modestly, notably for computers and electronics.

o Consumer demand helped shrink business inventories and homebuilding remained firm.

o The Federal Reserve Board held interest rates steady during the first half of the year.

THE MARKETS
o Major U.S. stock market indexes continued to slide during the period. The S&P 500 Index was down 13.15%.(1) The Nasdaq was off 24.98%.

o Bonds generally outperformed stocks. The Lehman Brothers Aggregate Bond Index gained 3.79% and the Merrill Lynch Mortgage-Backed Securities Index was up 4.65% for the six months ended June 30, 2002.(1)

THE FUND

OVER THE PAST SIX MONTHS
o For the six months ended June 30, 2002, shares of State Street Research Exchange Fund returned -11.80%. The fund's poor performance was primarily the result of a weak stock market. However, the fund outperformed its peer group, the Lipper Large-Cap Core Funds Average, which returned -13.66% for the same period.(1)

o The fund benefited from its emphasis on consumer staples and integrated oils, as well as good stock selection in healthcare and an underweighted position in utilities.

o Poor stock selection in producer durables and technology hurt the fund's performance, as did its underexposure to industrial materials and financial services, both of which did better than average for the period.

CURRENT STRATEGY

o The fund's strategy remains unchanged: invest in high-quality stocks with the potential for long-term growth of earnings and dividends.

o We believe that the healthcare and consumer staples sectors offer the best opportunity for high-quality, long-term growth with limited business volatility.

June 30, 2002

(1) The S&P 500 Index (officially the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Lehman Brothers Aggregate Bond Index includes fixed- rate debt issues rated investment-grade or higher. The Merrill Lynch Mortgage-Backed Securities Index measures the performance of U.S. dollar- denominated 30- year, 15-year and balloon pass- through mortgage securities having at least $150 million outstanding per generic production year (the year the underlying mortgages were issued). The Lipper Large-Cap Core Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared to competing funds. The indexes do not take transaction charges into consideration. It is not possible to invest directly in an index.

(2) KEEP IN MIND THAT PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

-------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended June 30, 2002)
-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (2)
-------------------------------------------------------------------------------
     LIFE OF FUND
   (since 12/17/76)          10 YEARS           5 YEARS           1 YEAR
-------------------------------------------------------------------------------
        12.47%                11.76%             4.25%           -12.03%
-------------------------------------------------------------------------------

                 TOP 10 STOCK POSITIONS
                 (by percentage of net assets)

                 (1) EXXON MOBIL                                7.7%
                 (2) JOHNSON & JOHNSON                          5.2%
                 (3) TARGET                                     4.3%
                 (4) AMERICAN EXPRESS                           4.1%
                 (5) FIRST DATA                                 4.1%
                 (6) PFIZER                                     4.1%
                 (7) WAL-MART STORES                            4.1%
                 (8) THE ST. PAUL COMPANIES                     4.0%
                 (9) ANHEUSER-BUSCH                             3.7%
                (10) PROCTER & GAMBLE                           3.6%

                 These securities represent an aggregate of 44.9% of net assets. Because of active management, there is no guarantee that the fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

                 TOP 5 INDUSTRIES
                 (by percentage of net assets)

                 DRUGS & BIOTECHNOLOGY                        20.2%
                 OIL: INTEGRATED INTERNATIONAL                10.8%
                 RETAIL                                        8.4%
                 MISCELLANEOUS FINANCIAL                       6.8%
                 MULTI-SECTOR COMPANIES                        6.0%

                 Total: 52.2%

STATE STREET RESEARCH EXCHANGE FUND

-------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------
June 30, 2002 (Unaudited)
-------------------------------------------------------------------------------
                                                                   VALUE
                                                     SHARES       (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS 97.8%
AUTOMOBILES & TRANSPORTATION 2.0%
AUTOMOBILES 2.0%
General Motors Corp. ........................       112,800        $  6,029,160
                                                                   ------------
Total Automobiles & Transportation ..........                         6,029,160
                                                                   ------------
CONSUMER DISCRETIONARY 8.4%
RETAIL 8.4%
Target Corp. ................................       342,403          13,045,554
Wal-Mart Stores Inc. ........................       223,200          12,278,232
                                                                   ------------
Total Consumer Discretionary ................                        25,323,786
                                                                   ------------
CONSUMER STAPLES 13.3%
BEVERAGES 5.4%
Anheuser-Busch Inc. .........................       225,200          11,260,000
Coca-Cola Co. ...............................        87,735           4,913,160
                                                                   ------------
                                                                     16,173,160
                                                                   ------------
FOODS 2.0%
General Mills Inc. ..........................       138,400           6,100,672
                                                                   ------------
HOUSEHOLD PRODUCTS 3.6%
Procter & Gamble Co. ........................       123,200          11,001,760
                                                                   ------------
TOBACCO 2.3%
Philip Morris Companies, Inc. ...............       160,300           7,001,904
                                                                   ------------
Total Consumer Staples ......................                        40,277,496
                                                                   ------------
FINANCIAL SERVICES 16.3%
BANKS & SAVINGS & LOAN 1.4%
JPMorgan Chase & Co. ........................       124,728           4,230,774
                                                                   ------------
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS 4.1%
First Data Corp. ............................       330,676          12,301,147
                                                                   ------------
INSURANCE 4.0%
The St. Paul Companies, Inc. ................       314,400          12,236,448
                                                                   ------------
MISCELLANEOUS FINANCIAL 6.8%
American Express Co. ........................       339,531          12,331,766
Federal National Mortgage Association .......       110,400           8,142,000
                                                                   ------------
                                                                     20,473,766
                                                                   ------------
Total Financial Services ....................                        49,242,135
                                                                   ------------
HEALTHCARE 20.2%
DRUGS & BIOTECHNOLOGY 20.2%
Johnson & Johnson ...........................       302,292          15,797,780
Merck & Company, Inc. .......................       186,244           9,431,396
Novartis AG ADR .............................       185,384           8,125,381
Pfizer Inc. .................................       351,342          12,296,970
Pharmacia Corp. .............................       135,000           5,055,750
Wyeth Inc. ..................................       206,944          10,595,533
                                                                   ------------
Total Healthcare ............................                        61,302,810
                                                                   ------------
INTEGRATED OILS 10.8%
INTEGRATED INTERNATIONAL 10.8%
BP PLC ADR ..................................       187,702           9,477,074
Exxon Mobil Corp. ...........................       567,684          23,229,629
                                                                   ------------
Total Integrated Oils .......................                        32,706,703
                                                                   ------------
OTHER 6.0%
MULTI-SECTOR 6.0%
Berkshire Hathaway Inc. Cl. B * .............         3,687        $  8,236,758
General Electric Co. ........................       344,970          10,021,379
                                                                   ------------
Total Other .................................                        18,258,137
                                                                   ------------
OTHER ENERGY 1.9%
OFFSHORE DRILLING 0.2%
Transocean Inc. .............................        21,148             658,760
                                                                   ------------
OIL WELL EQUIPMENT & SERVICES 1.7%
Schlumberger Ltd. ...........................       109,238           5,079,567
                                                                   ------------
Total Other Energy ..........................                         5,738,327
                                                                   ------------
PRODUCER DURABLES 4.5%
AEROSPACE 2.0%
Boeing Co. ..................................       131,800           5,931,000
                                                                   ------------
INDUSTRIAL PRODUCTS 0.2%
Agilent Technologies Inc. * .................        29,749             703,564
                                                                   ------------
MACHINERY 1.9%
Caterpillar Inc. ............................       116,800           5,717,360
                                                                   ------------
PRODUCTION TECHNOLOGY EQUIPMENT 0.4%
Mykrolis Corp.* .............................       101,521           1,198,963
                                                                   ------------
Total Producer Durables .....................                        13,550,887
                                                                   ------------
TECHNOLOGY 13.0%
COMMUNICATIONS TECHNOLOGY 0.6%
L.M. Ericsson Telephone Co. ADR Cl. B * .....     1,219,680           1,756,339
                                                                   ------------
COMPUTER SOFTWARE 3.6%
Microsoft Corp.* ............................       199,945          10,936,992
                                                                   ------------
COMPUTER TECHNOLOGY 3.6%
Hewlett-Packard Co. .........................       156,000           2,383,680
IBM Corp. ...................................       120,014           8,641,008
                                                                   ------------
                                                                     11,024,688
                                                                   ------------
ELECTRONICS 2.4%
Applera Corp. -- Applied Biosystems Group ...       126,880           2,472,891
Millipore Corp.* ............................       150,000           4,797,000
                                                                   ------------
                                                                      7,269,891
                                                                   ------------
ELECTRONICS: SEMICONDUCTORS/COMPONENTS 2.8%
Intel Corp. .................................       200,000           3,654,000
Texas Instruments Inc. ......................       199,300           4,723,410
                                                                   ------------
                                                                      8,377,410
                                                                   ------------
Total Technology ............................                        39,365,320

                                                                   ------------
UTILITIES 1.4%
TELECOMMUNICATIONS 1.4%
Vodafone Group PLC ADR ......................       309,500           4,224,675
                                                                   ------------
Total Utilities .............................                         4,224,675
                                                                   ------------
Total Common Stocks (Cost $97,539,669) ......                       296,019,436
                                                                   ------------

-------------------------------------------------------------------------------
                                         PRINCIPAL      MATURITY
                                           AMOUNT         DATE
-------------------------------------------------------------------------------
COMMERCIAL PAPER 1.7%
Wells Fargo Financial Inc., 1.65% ..    $5,061,000     7/01/2002   $  5,061,000
                                                                   ------------
Total Commercial Paper (Cost $5,061,000) .......................      5,061,000
                                                                   ------------
Total Investments (Cost $102,600,669) - 99.5% ..................    301,080,436

Cash and Other Assets, Less Liabilities - 0.5% .................      1,412,638
                                                                   ------------
Net Assets - 100.0% ............................................   $302,493,074
                                                                   ============

Federal Income Tax Information:
At june 30, 2002, the net unrealized appreciation of investments based on cost for federal income tax purposes of $94,264,681 was as follows:
Aggregate gross unrealized appreciation for all investments in
  which there is an excess of value over tax cost ..............   $216,563,577
Aggregate gross unrealized depreciation for all investments in
  which there is an excess of tax cost over value ..............     (9,747,822)
                                                                   ------------
                                                                   $206,815,755
                                                                   ============
-------------------------------------------------------------------------------
* Non-income-producing securities.
  ADR stands for American Depositary Receipt, representing ownership of foreign securities.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EXCHANGE FUND

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
June 30, 2002 (Unaudited)

ASSETS
Investments, at value (Cost $102,600,669) (Note 1) ...........     $301,080,436
Cash .........................................................          112,079
Receivable for securities sold ...............................        1,480,805
Dividends receivable .........................................          433,982
Other assets .................................................              350
                                                                   ------------
                                                                    303,107,652
LIABILITIES
Dividends payable ............................................          419,932
Accrued management fee (Note 2) ..............................          118,875
Accrued administration fee (Note 2) ..........................            7,799
Accrued transfer agent and shareholder services
  (Note 2) ...................................................            6,823
Accrued trustees' fee (Note 2) ...............................            5,700
Other accrued expenses .......................................           55,449
                                                                   ------------
                                                                        614,578
                                                                   ------------
NET ASSETS ...................................................     $302,493,074
                                                                   ============
Net Assets consist of:
  Undistributed net investment income ........................     $    552,531
  Unrealized appreciation of investments .....................      198,479,767
  Accumulated net realized gain ..............................        5,556,299
  Paid-in capital ............................................       97,904,477
                                                                   ------------
                                                                   $302,493,074
                                                                   ============
Net Asset Value per share
  ($302,493,074 / 672,316 shares) ............................     $     449.93
                                                                   ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EXCHANGE FUND

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended June 30, 2002 (Unaudited)

INVESTMENT INCOME
-------------------------------------------------------------------------------
Dividends, net of foreign taxes of $33,044 ...................     $  2,497,391
Interest (Note 1) ............................................           45,521

                                                                   ------------
                                                                      2,542,912
EXPENSES
Management fee (Note 2) ......................................          872,079
Custodian fee ................................................           49,792
Administration fee (Note 2) ..................................           44,037
Reports to shareholders ......................................           29,458
Audit fee ....................................................           15,376
Transfer agent and shareholder services (Note 2) .............           12,807
Trustees' fees (Note 2) ......................................           10,552
Legal fees ...................................................            2,179
Miscellaneous ................................................            9,300

                                                                   ------------
                                                                      1,045,580
Fees paid indirectly (Note 2) ................................             (286)
                                                                   ------------
                                                                      1,045,294
                                                                   ------------
Net investment income ........................................        1,497,618
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments (Notes 1 and 3) .............       15,724,369
Change in unrealized depreciation of investments .............      (59,115,430)
                                                                   ------------
Net loss on investments ......................................      (43,391,061)
                                                                   ------------
Net decrease in net assets resulting from operations .........     ($41,893,443)
                                                                   ============
The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EXCHANGE FUND

---------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED
                                                                   JUNE 30, 2002          YEAR ENDED
                                                                    (UNAUDITED)       DECEMBER 31, 2001
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income ......................................        $  1,497,618             $  3,076,538
Net realized gain on investments ...........................          15,724,369                6,753,443

Change in unrealized depreciation of investments ...........         (59,115,430)             (55,323,156)
                                                                    ------------             ------------
Net decrease resulting from operations .....................         (41,893,443)             (45,493,175)
                                                                    ------------             ------------
Dividends from net investment income .......................          (1,036,925)              (3,104,828)
                                                                    ------------             ------------
Share transactions:
Net asset value of shares issued in payment of dividends ...             151,638                  408,252
Cost of shares repurchased .................................         (22,368,033)             (21,974,904)
                                                                    ------------             ------------
Net decrease from fund share transactions ..................         (22,216,395)             (21,566,652)
                                                                    ------------             ------------
Total decrease in net assets ...............................         (65,146,763)             (70,164,655)
NET ASSETS
Beginning of period ........................................         367,639,837              437,804,492
                                                                    ------------             ------------
End of period (including undistributed net investment income
  of $552,531 and $91,838, respectively) ...................        $302,493,074             $367,639,837
                                                                    ============             ============
Number of shares:
Issued upon reinvestment of dividends ......................                 316                      828
Repurchased ................................................             (46,451)                 (42,777)
                                                                         -------                  -------
Net decrease in fund shares ................................             (46,135)                 (41,949)
                                                                         =======                  =======
The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EXCHANGE FUND

-------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
June 30, 2002

NOTE 1

State Street Research Exchange Fund is a series of State Street Research Exchange Trust (the "Trust"), which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund is presently the only series of the Trust.

The investment objective of the fund is to provide long-term growth of capital and, secondarily, long-term growth of income. In seeking to achieve its investment objective, the fund invests primarily in common stocks, or securities convertible into common stocks, that have long-term growth potential.

The following significant policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENTS IN SECURITIES
Values for listed securities represent the last sale on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the Nasdaq system, valuations are at the mean of the closing bid and asked quotations, except for securities that may be restricted as to public resale, which are valued in accordance with methods adopted by the Trustees. Security transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends declared but not received are accrued on the ex-dividend date. Interest income is determined on the accrual basis. Realized gains and losses from security transactions are reported on the basis of average cost of securities delivered.

B. FEDERAL INCOME TAXES
No provision for federal income taxes is necessary with respect to net investment income since the fund has elected to qualify under Subchapter M of the Internal Revenue Code and maintains a policy to distribute substantially all of such income. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any federal excise tax under Section 4982 of the Internal Revenue Code. The fund retains and designates as undistributed gains all of its taxable net long-term capital gains and pays federal income taxes thereon on behalf of the shareholders. At December 31, 2001, the fund had a capital loss carryforward of $10,168,070 available, to the extent provided in regulations, to offset future capital gains, if any, which expires on December 31, 2009.

C. DIVIDENDS
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized short-term capital gains, if any, are distributed annually.

Income dividends and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for nontaxable redemptions in kind and the disposition of securities that have different bases for financial reporting and tax purposes. The permanent book and tax basis difference relating to shareholder distributions will result in reclassifications to paid-in capital.

D. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. SECURITIES LENDING
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. At June 30, 2002, there were no loaned securities.

NOTE 2

The Trust and State Street Research & Management Company (the "Adviser"), the investment management subsidiary of MetLife, Inc. ("MetLife"), have entered into a contract that provides for an annual fee equal to 0.50% of the fund's average daily net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended June 30, 2002, the fees pursuant to such agreement amounted to $872,079.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), the investment management subsidiary of MetLife, provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the six months ended June 30, 2002, the amount of such expenses was $4,913.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the six months ended June 30, 2002, the fund's transfer agent fees were reduced by $286 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $10,552 during the six months ended June 30, 2002.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among State Street Research funds. During the six months ended June 30, 2002, the amount of such expenses was $44,037.

NOTE 3

For the six months ended June 30, 2002, exclusive of short-term investments and U.S. government obligations, purchases and sales of securities, including $22,377,528 representing redemptions in kind, aggregated $1,071,027 and $24,153,262, respectively.

NOTE 4

The Trustees have the authority to issue an unlimited number of shares of beneficial interest at $0.001 par value per share.

At June 30, 2002, the Adviser owned 13,766 shares of the fund.

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each period:
                                    SIX MONTHS ENDED                           YEARS ENDED DECEMBER 31
                                      JUNE 30, 2002     ---------------------------------------------------------------------
                                       (UNAUDITED)           2001           2000           1999           1998           1997
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD ($)                             511.71             575.76         616.80         524.22         421.09        326.68
                                         ------             ------         ------         ------         ------        ------
  Net investment income ($)                2.19               4.22           4.75           4.54           5.00          4.67
  Net realized and unrealized
    gain (loss) on investments ($)*      (62.47)            (64.02)        (41.19)         92.69         103.13         94.39
                                         ------             ------         ------         ------         ------        ------
TOTAL FROM INVESTMENT OPERATIONS ($)     (60.28)            (59.80)        (36.44)         97.23         108.13         99.06
                                         ------             ------         ------         ------         ------        ------
  Dividends from net investment
    income ($)                            (1.50)             (4.25)         (4.60)         (4.65)         (5.00)        (4.65)
                                         ------             ------         ------         ------         ------        ------
TOTAL DISTRIBUTIONS ($)                   (1.50)             (4.25)         (4.60)         (4.65)         (5.00)        (4.65)
                                         ------             ------         ------         ------         ------        ------
NET ASSET VALUE, END OF PERIOD ($)       449.93             511.71         575.76         616.80         524.22        421.09
                                         ======             ======         ======         ======         ======        ======
Total return (%)                         (11.80)(a)         (10.35)         (4.13)         18.59          28.09         31.71

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of period ($
  thousands)                            302,493            367,640        437,804        485,161        431,194       348,290

Expense ratio (%)                          0.60(b)            0.57           0.55           0.55           0.56          0.56

Expense ratio after expense
  reductions (%)                           0.60(b)            0.57           0.55           0.55           0.56          0.56

Ratio of net investment income
  to average net assets (%)                0.86(b)            0.81           0.78           0.78           1.05          1.19

Portfolio turnover rate (%)                0.31               1.44          10.51           1.04           4.52          2.26

* After provision for federal
    tax on retained capital gains
    at end of period                       --                 --            11.01           --             9.72          4.20
------------------------------------------------------------------------------------------------------------------------------
(a) Not annualized.
(b) Annualized.

                                                                                                NUMBER OF
                                                                                                  FUNDS
                                     TERM OF                                                     IN FUND
                                     OFFICE                                                      COMPLEX             OTHER
                      POSITION(s)  AND LENGTH                                                   OVERSEEN         DIRECTORSHIPS
NAME, ADDRESS AND        HELD       OF TIME                                                     BY TRUSTEE/        HELD BY
    AGE(a)             WITH FUND    SERVED(b)     PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS     OFFICER(c)      TRUSTEE/OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

BRUCE R. BOND           Trustee      Since    Retired; formerly Chairman of the Board, Chief         28    Ceridian Corporation
(56)                                 1999     Executive Officer and President, PictureTel
                                              Corporation (video conferencing systems)

------------------------------------------------------------------------------------------------------------------------------------
STEVE A. GARBAN         Trustee      Since    Retired; formerly Senior Vice President for Finance    48    Metropolitan Series Fund,
(64)                                 1997     and Operations and Treasurer, The Pennsylvania                Inc.(d)

                                              State University

------------------------------------------------------------------------------------------------------------------------------------
DEAN O. MORTON          Trustee      Since    Retired; formerly Executive Vice President, Chief      48    The Clorox Company; KLA-
(70)                                 1984     Operating Officer and Director, Hewlett-Packard              Tencor Corporation; BEA
                                              Company (computer manufacturer)                              Systems, Inc.; Cepheid;
                                                                                                           Pharsight Corporation;
                                                                                                           and Metropolitan Series
                                                                                                            Fund, Inc.(d)

------------------------------------------------------------------------------------------------------------------------------------
SUSAN M. PHILLIPS       Trustee      Since    Dean, School of Business and Public Management,        28    None
(57)                                 1998     George Washington University; formerly a member of
                                              the Board of Governors of the Federal Reserve
                                              System; and Chairman and Commissioner of the
                                              Commodity Futures Trading Commission

------------------------------------------------------------------------------------------------------------------------------------
TOBY ROSENBLATT         Trustee      Since    President, Founders Investments Ltd. (investments);    48    A.P. PHARMA, Inc.; and
(64)                                 1994     formerly President, The Glen Ellen Company (private          Metropolitan Series Fund,
                                              investment firm)                                              Inc.(d)

------------------------------------------------------------------------------------------------------------------------------------
MICHAEL S. SCOTT        Trustee      Since    Jay W. Forrester Professor of Management, Sloan        48    Metropolitan Series Fund,
MORTON                               1989     School of Management, Massachusetts Institute of              Inc.(d)
(64)                                          Technology

------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY         Trustee      Since    Attorney; formerly Partner, Dechert (law firm)         28    SEI Investments Funds
(71)                                 2002                                                                  (consisting of 104
                                                                                                           portfolios); The
                                                                                                           Massachusetts Health &
                                                                                                           Education Tax-Exempt
                                                                                                           Trust

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

RICHARD S. DAVIS        Trustee      Since    Chairman of the Board, President and Chief             28    None
(56)(+)                              2000     Executive Officer of State Street Research &
                                              Management Company; formerly Senior Vice President,
                                              Fixed Income Investments, Metropolitan Life
                                              Insurance Company; and Managing Director, J.P.
                                              Morgan Investment Management
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

JOHN S. LOMBARDO         Vice        Since    Managing Director, Chief Financial Officer and         28    None
(47)                   President     2001     Director of State Street Research & Management
                                              Company; formerly Executive Vice President, State
                                              Street Research & Management Company; and Senior
                                              Vice President, Product and Financial Management,
                                              MetLife Auto & Home

------------------------------------------------------------------------------------------------------------------------------------
JAMES M. WEISS           Vice        Since    Managing Director and Director of State Street         26    None
(56)                   President     1997     Research & Management Company; formerly Executive
                                              Vice President and Senior Vice President, State
                                              Street Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------
KENNARD                  Vice        Since    Senior Vice President of State Street Research &       16    None
WOODWORTH, JR.         President     1993     Management Company
(64)

------------------------------------------------------------------------------------------------------------------------------------
DOUGLAS A. ROMICH      Treasurer     Since    Senior Vice President and Treasurer of State Street    28    None
(45)                                 2001     Research & Management Company; formerly Vice
                                              President and Assistant Treasurer, State Street
                                              Research & Management Company

------------------------------------------------------------------------------------------------------------------------------------
FRANCIS J.             Secretary     Since    Managing Director, General Counsel and Secretary of    28    None
MCNAMARA, III                        1995     State Street Research & Management Company;
(47)                                          formerly Executive Vice President, State Street
                                              Research & Management Company

------------------------------------------------------------------------------------------------------------------------------------

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free
1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.
(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective
    Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.
(c) Includes all series of 11 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is
    MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of
    Metropolitan Series Fund, Inc.
(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 20 separate portfolios.
(+) Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the
    Trust's Investment Manager, State Street Research & Management Company, as noted.

STATE STREET RESEARCH EXCHANGE FUND                           -----------------
One Financial Center                                              PRSRT STD
Boston, MA 02111-2690                                               AUTO
                                                              U.S. POSTAGE PAID
                                                                HOLLISTON, MA
                                                                PERMIT NO. 20
                                                              -----------------

QUESTIONS? COMMENTS?

E-MAIL us at:
        info@ssrfunds.com
VISIT us on the INTERNET at:
        www.ssrfunds.com
CALL us toll-free at 1-87-SSR-FUNDS (1-877-773-8637)
        Hearing-impaired: 1-800-676-7876
        Spanish-speaking: 1-888-638-3193
WRITE us at:
        State Street Research
        Service Center
        P.O. Box 8408
        Boston, MA 02266-8408

[logo] STATE STREET RESEARCH

(C)2002 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111-2690

This report is prepared for the general information of current shareholders.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

CONTROL NUMBER: (exp0203) SSR-LD                                   EX-2191-0802